Document And Entity Information	Sep. 18, 2026
Document Information [Line Items]
Entity, Registrant Name	Turning Point Brands, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 18, 2026
Entity, File Number	001-37763
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	20-0709285
Entity, Address, Address Line One	5201 Interchange Way
Entity, Address, City or Town	Louisville
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	40229
City Area Code	502
Local Phone Number	778-4421
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock $0.01 par value per share
Trading Symbol	TPB
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001290677